Taxes on Income (Tables)	12 Months Ended
Dec. 31, 2019
Major components of tax expense (income) [abstract]
Schedule of Composition of Income Tax Benefit (Taxes on Income)
Composition of income tax benefit (taxes on income):

	For the year ended December 31
	2019	2018	2017
	€ in thousands
Current tax income (expense)
Current year	(741)	(438)	(494)
Adjustments for prior years, net	(14)	26	1,044
	(755)	(412)	550
Deferred tax income
Creation and reversal of temporary differences	1,042	197	(922)

Actual Tax benefit (tax on income)	287	(215)	(372

Schedule of Theoretical Tax
Reconciliation between the theoretical tax on the pre-tax profit and the tax expense:

	2019	2018	2017
	€ in thousands

Profit (loss) before taxes on income	9,497	819	(6,269)
Primary tax rate of the Company	23%	23%	24%
Tax calculated according to the Company’s primary tax rate	(2,184)	(188)	1,505

Additional tax (tax saving) in respect of:
Different tax rate of foreign subsidiaries	(11)	45	(106)
Neutralization of tax calculated in respect of the Company’s share in profits of equity accounted investees	710	585	367
Changes in deferred taxes for tax losses and benefits from previous years for which deferred taxes were not created in the past	3,681	-	(448)
Change in temporary differences for which deferred tax were not recognized	(166)	(576)	(359)
Current year tax losses and benefits for which deferred taxes were not created	(1,740)	(136)	(1,142)
Tax benefit (taxes) in respect to previous years and others	(3)	55	(189)

Actual Tax benefit (tax on income)	287	(215)	(372)

Schedule of Deferred Taxes
					Carry-
	Financial	Fixed	Long term	Swap	forward tax
	assets	assets	loans	contract	losses	Total
	€ in thousands
Balance of deferred tax asset (liability)
as at January 1, 2019	(6,935)	(1,916)	710	198	4,147	(3,796)
Changes recognized in profit or loss	719	865	(97)	(27)	(418)	1,042
Changes recognized due to sale of operation	-	(243)	(613)	(261)	(555)	(1,672)
Changes recognized in other comprehensive income	(756)	-	-	768	232	244
Balance of deferred tax asset (liability) as at
December 31, 2019	(6,972)	(1,294)	-	678	3,406	(4,182)

					Carry-
	Financial	Fixed	Long term	Swap	forward tax
	assets	assets	loans	contract	losses	Total
	€ in thousands
Balance of deferred tax asset (liability)
as at January 1, 2018	(7,392)	(3,178)	2,020	117	4,228	(4,205)
Changes recognized due to business combination	-	-	-	-	2	2
Changes recognized in profit or loss	200	1,262	(1,310)	39	6	197
Changes recognized in other comprehensive income	257	-	-	42	(89)	210
Balance of deferred tax asset (liability) as at
December 31, 2018	(6,935)	(1,916)	710	198	4,147	(3,796)